BUSINESS ACQUISITIONS - Ironman Acquisition (Details) - USD ($) $ in Thousands			10 Months Ended	12 Months Ended
	Nov. 09, 2021	Mar. 20, 2019	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Payments to acquire businesses	$ 1,220,103
Equity consideration in connection with purchase of a business	$ 100,000		$ 0	$ 0	$ 2,500
Ironman
Business Acquisition [Line Items]
Payments to acquire businesses		$ 16,814
Contingent future payments		11,300
Equity consideration in connection with purchase of a business		2,500
Transaction costs		$ 1,000